BORROWINGS - RECONCILIATION OF EBITDA (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
(Loss)/profit before royalties and tax	R (1,224.3)	R (6,981.2)	R 4,811.4
Adjusted for:
Amortisation and depreciation	6,613.8	5,699.7	4,041.9
Interest income	(482.1)	(415.5)	(331.4)
Finance expense	3,134.7	2,971.8	903.1
Share-based payments	299.4	231.9	496.2
(Gain)/loss on financial instruments	(1,704.1)	1,114.4	1,032.8
(Gain)/loss on foreign exchange differences	(1,169.1)	(292.4)	(219.6)
Share of results of equity-accounted investees after tax	(344.2)	(291.6)	(13.3)
Gain on disposal of property, plant and equipment	(60.2)	(40.7)	(95.4)
Impairments	3,041.4	4,411.0	1,381.1
Gain on derecognition of borrowings and derivative instrument	(230.0)
Change in estimates charged to profit or loss	(66.6)	248.9	97.5
Occupational healthcare expense	15.4	1,106.9
Restructuring costs	142.8	729.8	187.7
Transaction costs	402.5	552.1	157.0
Gain on acquisition			(2,178.6)
Adjusted EBITDA	R 8,369.4	R 9,045.1	R 10,270.4